Ordinary Shares (Details) - USD ($)								12 Months Ended
		Dec. 29, 2024	Dec. 26, 2024	Dec. 12, 2024	May 02, 2024	Feb. 08, 2023	Feb. 06, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2024	Mar. 12, 2024	Dec. 31, 2021
Ordinary Share [Line Items]
Share capital authorized (in Dollars)								$ 50,000,000
Ordinary shares, par value (in Dollars per share)											$ 0.00004	$ 0.00004
Ordinary shares, shares issued											1,150,000	870,000
Gross proceeds (in Dollars)		$ 2,831,250,000	$ 2,529,000	$ 2,426,000	$ 7,266,000			$ 12,221,000
Net proceeds (in Dollars)							$ 14,098,140
Underwriters an option							45 days
Purchase price of ordinary share (in Dollars)		$ 3,125,000	$ 2,800,000	$ 2,700,000	$ 7,266,000
Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, authorized	[1]							1,000,000,000	1,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]							$ 0.008	$ 0.008
Ordinary shares, shares issued	[1]							449,500	87,500
Ordinary shares, shares outstanding	[1]							449,500	87,500
Voting rights, description								Each Class A Ordinary Share has one (1) vote
Public offering price per share (in Dollars per share)		$ 0.125
Proceeds from the initial public offering		25,000,000
Purchase and sale of ordinary shares to purchaser		25,000,000	20,000,000	15,000,000	10,380,000
Purchase price (in Dollars per share)		$ 0.125	$ 0.14	$ 0.18	$ 0.7
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Ordinary Share [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00004	$ 0.00004	$ 0.00004	$ 0.00004
Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, authorized	[1]							250,000,000	250,000,000
Ordinary shares, par value (in Dollars per share)	[1]							$ 0.008	$ 0.008
Ordinary shares, shares issued	[1]							45,000	45,000
Ordinary shares, shares outstanding	[1]							45,000	45,000
Voting rights, description								each Class B Ordinary Share has ten (10) votes
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued										449,500			449,500
Ordinary shares, shares outstanding										449,500			449,500
Proceeds from the initial public offering	[2]								20,000
Purchase and sale of ordinary shares to purchaser	[2]							351,900
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued										45,000			45,000
Ordinary shares, shares outstanding										45,000			45,000
Purchase and sale of ordinary shares to purchaser	[2]
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.00004
Initial public offering							4,000,000
Public offering price per share (in Dollars per share)							$ 4
Gross proceeds (in Dollars)							$ 16,000,000
Purchase of common stock							600,000
Proceeds from the initial public offering						4,000,000

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.